CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 188		$ 8		$ 76
Receivables-
Notes receivable from affiliated companies	307		197		17
Prepaid taxes and other	45		22		23
Total current assets	641		344		214
PROPERTY, PLANT AND EQUIPMENT:
In service	13,410		12,894		11,861
Less — Accumulated provision for depreciation	2,737		2,596		2,410
Property, plant and equipment in service net of accumulated provision for depreciation	10,673		10,298		9,451
Construction work in progress	1,455		914		770
Total property, plant and equipment	12,128		11,212		10,221
INVESTMENTS AND OTHER NONCURRENT ASSETS:
Goodwill	224		224		224
Investments	19		19		19
Regulatory assets	7		18		15
Property taxes	76		289		277
Operating lease right-of-use asset	412	[1]	412	[1],[2]	413	[2]
Other	35		47		36
Total investments and other noncurrent assets	773		1,009		984
TOTAL ASSETS	13,542		12,565		11,419
CURRENT LIABILITIES:
Currently payable long-term debt	75		625		0
Short-term borrowings-			302		383
Accounts payable - Affiliated companies	150		142
Accrued taxes	327		306		262
Accrued interest	78		68		62
Other	13		15		14
Total current liabilities	924		1,458		753
NONCURRENT LIABILITIES:
Long-term debt and other long-term obligations	6,629		5,239		5,275
Accumulated deferred income taxes	1,521		1,412		1,218
Property taxes	6		289		277
Regulatory liabilities	440		442		307
Noncurrent operating lease obligation	405	[3]	406	[3],[4]	406	[4]
Other	9		9		8
Total noncurrent liabilities	9,010		7,797		7,491
TOTAL LIABILITIES	9,934		9,255		8,244
MEMBERS' EQUITY:
Members' equity	2,250		2,250		2,250
Retained earnings	526		286		159
Total members' equity	2,776		2,536		2,409
Noncontrolling interest	832		774		766
TOTAL EQUITY	3,608		3,310		3,175
COMMITMENTS, GUARANTEES AND CONTINGENCIES
TOTAL LIABILITIES AND EQUITY	13,542		12,565		11,419
Affiliates
Receivables-
Affiliated companies	3		23		10
CURRENT LIABILITIES:
Short-term borrowings-	1		2		383
Accounts payable - Affiliated companies			142		30
Non-affiliates
Receivables-
Affiliated companies	98		94		88
CURRENT LIABILITIES:
Short-term borrowings-	$ 280		300		0
Accounts payable - Affiliated companies			$ 0		$ 2

[1]	Includes $409 million as of September 30, 2025 and $410 million as of December 31, 2024 associated with affiliated leases.
[2]	Includes $410 million as of December 31, 2024 and 2023 associated with affiliated leases.
[3]	Includes $404 million as September 30, 2025 and December 31, 2024 associated with affiliated leases.
[4]	Includes $404 million as of December 31, 2024 and 2023 associated with affiliated leases.